Label	Element	Value
Angel Oak Total Return Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Total Return Bond Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ANGEL OAK CORE IMPACT FUND
Class A | Class C | Institutional Class
a series of Angel Oak Funds Trust
Supplement to the Prospectus, Statement of Additional Information and Summary Prospectus,
each dated May 31, 2022, as supplemented to date
November 4, 2022
The Board of Trustees (the “Board”) of Angel Oak Funds Trust has approved certain changes to the investment objective and principal investment strategies of the Angel Oak Core Impact Fund (the “Fund”) to be effective on or about January 3, 2023 (the “Effective Date”). In addition, the Board approved a change of the Fund’s name to the “Angel Oak Total Return Bond Fund,” also effective on the Effective Date.
The changes to the Fund include, without limitation: (i) eliminating the Fund’s principal investment strategy to invest principally in investments that Angel Oak Capital Advisors, LLC believes have positive aggregate environmental, social and/or governance (“ESG”) impact outcomes; (ii) removing references to ESG outcomes from the Fund’s investment objective; (iii) in connection with the Fund’s name change, adoption of a non-fundamental policy to invest at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in bonds; and (iv) an investment strategy, under normal market conditions, not to invest more than 30% of the Fund’s total assets in high-yield securities.
In connection with these changes, on the Effective Date, a new prospectus (the “New Prospectus”), reflecting the changes described in this supplement, will replace the Fund’s current prospectus. Please note that the New Prospectus reflecting the changes to the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date.
Accordingly, as of the Effective Date the following changes are made to the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information:
All references to “Angel Oak Core Impact Fund” are changed to “Angel Oak Total Return Bond Fund.”

Objective [Heading]	rr_ObjectiveHeading	The “Investment Objective” section in the Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak Total Return Bond Fund seeks total return.
Strategy [Heading]	rr_StrategyHeading	The “Principal Investment Strategies” section in the Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of this 80% investment policy, the Adviser will select the Fund’s investments in bonds from a broad range of instruments across various asset classes, including: agency and non-agency residential mortgage-backed securities (“RMBS”); commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively, “Structured Products”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; municipal securities; and U.S. Treasury and U.S. government agency securities.
The Fund may invest in the securities of other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund will concentrate its investments in mortgage loans, agency and non-agency RMBS and CMBS (“Mortgage Related Instruments”). This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.
The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration. Under normal market conditions, the Fund’s target portfolio duration is two to eight years, and the target weighted average maturity of the Fund’s portfolio is two to fifteen years. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. Under normal market conditions, the Fund will not invest more than 30% of its total assets in high-yield securities. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace.
Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.
As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material negative or positive impact on the risk profiles of the issuers or underlying collateral assets of certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors. The Adviser may sell investments, including Structured Products, if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.

Risk [Heading]	rr_RiskHeading	The “Principal Risks” section in the Summary Prospectus and Prospectus is updated to remove ESG Impact Investing Risk and add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	CLO and Collateralized Debt Obligations (“CDOs”) Risks. CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CLO’s or CDO’s manager may perform poorly.
Supplement Closing [Text Block]	ck0001612930_SupplementClosing	Please retain this Supplement with your Prospectus, Summary Prospectus and SAI for future reference.
Angel Oak Total Return Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOIMX
Angel Oak Total Return Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOICX
Angel Oak Total Return Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOIIX